PROPERTY	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY

NOTE 3 – PROPERTY

The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at April 30, 2022 and January 31, 2022:

	April 30, 2022	January 31, 2022
Office furniture, fixtures and equipment	$95,183	$94,041
Shop equipment	43,004	43,004
Vehicles	206,760	206,760
Sub-total	344,947	343,805
Less: Accumulated depreciation	(135,406)	(122,469)
Total Property	$209,541	$221,336

Additions to fixed assets for the three months ended April 30, 2022 were $1,142. Additions to fixed assets for the three months ended April 30, 2021 were $186,327 with $35,000 paid in cash and $151,327 financed through vehicle loans.

Depreciation expense was $12,938 and $10,735 for the three months ended April 30, 2022 and April 30, 2021, respectively.

NOTE 3 – PROPERTY

The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at January 31, 2022 and 2021:

	2022	2021
Office furniture, fixtures and equipment	$94,041	$85,413
Shop equipment	43,004	43,004
Vehicles	206,760	40,433
Sub-total	343,805	168,850
Less: Accumulated depreciation	(122,469)	(88,823)
Total Property	$221,336	$80,027

Additions to fixed assets for the year ended January 31, 2022 were $196,578 with $35,000 paid in cash and $152,950 financed through vehicle loans for vehicles and an additional $8,628 acquired in equipment. Additions to fixed assets were $0 for the year ended January 31, 2021.

For the year ended January 31, 2022, vehicles having a cost of $20,000 and a net book value of $4,715 was disposed of. Proceeds received of $25,060 and a gain on sale of property and equipment of $20,345 were recorded. Office equipment having a cost of $9,750 and a net book value of $9,286 was disposed of during the year ended January 31, 2021. Proceeds received of $9,750 and a gain on sale of property and equipment of $464 were recorded.

Depreciation expense was $48,931 and $25,196 for the twelve months ended January 31, 2022 and January 2021, respectively.